Document and Entity Information	Oct. 21, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823776
Document Type	8-K
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	H.I.G. ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39639
Entity Tax Identification Number	98-1556204
Entity Address, Address Line One	1450 Brickell Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	379-2322
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	HIGA.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	HIGA
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	HIGA WS
Security Exchange Name	NYSE